SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
SHORT-TERM BORROWINGS	SHORT-TERM BORROWINGS

	As at December 31
(In millions of dollars)	2024	2023

Receivables securitization program	2,000	1,600
US commercial paper program (net of the discount on issuance)	452	150
Non-revolving credit facility borrowings	507	—

Total short-term borrowings	2,959	1,750
Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2024 and 2023.

	Year ended December 31, 2024			Year ended December 31, 2023
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from receivables securitization			800			—
Repayment of receivables securitization			(400)			(1,000)
Net proceeds received from (repayment of) receivables securitization			400			(1,000)

Proceeds received from US commercial paper	2,009	1.373	2,759	1,803	1.357	2,447
Repayment of US commercial paper	(1,819)	1.371	(2,494)	(1,858)	1.345	(2,499)
Net proceeds received from (repayment of) US commercial paper			265			(52)

Proceeds received from non-revolving credit facilities (Cdn$)			—			375
Proceeds received from non-revolving credit facilities (US$)	2,899	1.378	3,996	2,125	1.349	2,866
Total proceeds received from non-revolving credit facilities			3,996			3,241

Repayment of non-revolving credit facilities (Cdn$)			—			(758)
Repayment of non-revolving credit facilities (US$)	(2,547)	1.383	(3,523)	(2,125)	1.351	(2,870)
Total repayment of non-revolving credit facilities			(3,523)			(3,628)

Net proceeds received from (repayment of) non-revolving credit facilities			473			(387)

Net proceeds received from (repayment of) short-term borrowings			1,138			(1,439)

RECEIVABLES SECURITIZATION PROGRAM
We participate in a receivables securitization program with a group of Canadian financial institutions that allows us to sell certain receivables into the program. The maximum potential proceeds under the receivables securitization program is $2.4 billion.

We continue to service and retain substantially all of the risks and rewards relating to the receivables we sell, and therefore, the receivables remain recognized on our Consolidated Statements of Financial Position and the funding received is recognized as "short-term borrowings". The terms of our receivables securitization program are committed until its expiry, which we extended in June 2024 to an expiration date of June 28, 2027. The buyers' interests in these trade receivables ranks ahead of our interest. The program restricts us from using the receivables as collateral. The buyers of our trade receivables have no claim on any of our other assets.

	As at December 31
(In millions of dollars)	2024	2023

Receivables sold to buyer as security	3,186	3,178
Short-term borrowings from buyer	(2,000)	(1,600)

Overcollateralization	1,186	1,578

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Receivables securitization program, beginning of year		1,600	2,400
Receivables securitization program assumed	3	—	200
Net proceeds received from (repayment of) receivables securitization		400	(1,000)

Receivables securitization program, end of year		2,000	1,600

In April 2023, we repaid the outstanding $200 million of borrowings under Shaw's legacy accounts receivable securitization program, subsequent to which the program was terminated. This repayment is included in "net proceeds received from (repayment of) receivables securitization" above.
US COMMERCIAL PAPER PROGRAM
We have a US CP program that allows us to issue up to a maximum aggregate principal amount of US$1.5 billion. Funds can be borrowed under this program with terms to maturity ranging from 1 to 397 days, subject to ongoing market conditions. Issuances made under the US CP program are issued at a discount. Borrowings under our US CP program are classified as "short-term borrowings" on our Consolidated Statements of Financial Position when they are due within one year of the date of the financial statements.

Below is a summary of the activity relating to our US CP program for the years ended December 31, 2024 and 2023.

	Year ended December 31, 2024			Year ended December 31, 2023
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

US commercial paper, beginning of year	113	1.327	150	158	1.354	214
Net proceeds received from (repayment of) US commercial paper	190	n/m	265	(55)	n/m	(52)
Discounts on issuance [1]	11	1.364	15	10	1.400	14
Loss (gain) on foreign exchange [1]			22			(26)

US commercial paper, end of year	314	1.439	452	113	1.327	150
n/m - not meaningful
[1] Included in "finance costs".

Concurrent with the US CP borrowings, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the borrowings under the US CP program (see note 19). We have not designated these debt derivatives as hedges for accounting purposes.

NON-REVOLVING CREDIT FACILITIES
In November 2023, we entered into three non-revolving credit facilities with an aggregate limit of $2 billion. In December 2023, we terminated two of these credit facilities and reduced the amount available from $2 billion to $500 million. Drawings on this facility were recognized as short-term borrowings on our Consolidated Statements of Financial Position. Borrowings under this facility were unsecured, guaranteed by RCCI, and ranked equally in right of payment with all of our other credit facilities and senior notes and debentures. In March 2024, we borrowed US$185 million under this facility maturing in March 2025. In April 2024, we borrowed an additional US$184 million under the facility, resulting in it being fully drawn.

Below is a summary of the activity relating to our non-revolving credit facilities for the years ended December 31, 2024 and 2023.

	Years ended December 31
(In millions of dollars)	2024	2023

Non-revolving credit facility, beginning of year	—	371
Net proceeds received from (repayment of) non-revolving credit facilities	473	(387)
Discounts on issuance [1]	—	12
Loss on foreign exchange [1]	34	4

Non-revolving credit facility, end of year	507	—
[1] Included in "finance costs".

Concurrent with the credit facility borrowings, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the borrowings (see note 19). We have not designated these debt derivatives as hedges for accounting purposes.
LONG-TERM DEBT

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2024	2023

Term loan facility				Floating	1,001	4,286
Canada Infrastructure Bank credit facility	2052			1.000%	64	—
Senior notes	2024		600	4.000%	—	600
Senior notes [1]	2024		500	4.350%	—	500
Senior notes	2025	US	1,000	2.950%	1,439	1,323
Senior notes	2025		1,250	3.100%	1,250	1,250
Senior notes	2025	US	700	3.625%	1,007	926
Senior notes	2026		500	5.650%	500	500
Senior notes	2026	US	500	2.900%	718	661
Senior notes	2027		1,500	3.650%	1,500	1,500
Senior notes [1]	2027		300	3.800%	300	300
Senior notes	2027	US	1,300	3.200%	1,871	1,719
Senior notes	2028		1,000	5.700%	1,000	1,000
Senior notes [1]	2028		500	4.400%	500	500
Senior notes [1]	2029		500	3.300%	500	500
Senior notes	2029		1,000	3.750%	1,000	1,000
Senior notes	2029		1,000	3.250%	1,000	1,000
Senior notes	2029	US	1,250	5.000%	1,799	—
Senior notes	2030		500	5.800%	500	500
Senior notes [1]	2030		500	2.900%	500	500
Senior notes	2032	US	2,000	3.800%	2,878	2,645
Senior notes	2032		1,000	4.250%	1,000	1,000
Senior debentures [2]	2032	US	200	8.750%	288	265
Senior notes	2033		1,000	5.900%	1,000	1,000
Senior notes	2034	US	1,250	5.300%	1,799	—
Senior notes	2038	US	350	7.500%	504	463
Senior notes	2039		500	6.680%	500	500
Senior notes [1]	2039		1,450	6.750%	1,450	1,450
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2042	US	750	4.500%	1,079	992
Senior notes	2043	US	500	4.500%	719	661
Senior notes	2043	US	650	5.450%	935	860
Senior notes	2044	US	1,050	5.000%	1,511	1,389
Senior notes	2048	US	750	4.300%	1,079	992
Senior notes [1]	2049		300	4.250%	300	300
Senior notes	2049	US	1,250	4.350%	1,799	1,653
Senior notes	2049	US	1,000	3.700%	1,439	1,323
Senior notes	2052	US	2,000	4.550%	2,878	2,645
Senior notes	2052		1,000	5.250%	1,000	1,000
Subordinated notes [3]	2081		2,000	5.000%	2,000	2,000
Subordinated notes [3]	2082	US	750	5.250%	1,079	992
					42,886	41,895
Deferred transaction costs and discounts					(951)	(1,040)
Deferred government grant liability					(39)	—
Less current portion					(3,696)	(1,100)

Total long-term debt					38,200	39,755
[1] Senior notes originally issued by Shaw Communications Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2024 and 2023, see note 3.
[2] Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2024 and 2023.
[3] The subordinated notes can be redeemed at par on the five-year anniversary from issuance dates of December 2021 and February 2022 or on any subsequent interest payment date.
Each of the above senior notes and debentures are unsecured and, as at December 31, 2024, were guaranteed by RCCI, ranking equally with all of RCI's other senior notes, debentures, bank credit facilities, and letter of credit facilities. We use derivatives to hedge the foreign exchange risk associated with the principal and interest components of all of our US dollar-denominated senior notes and debentures (see note 19).

The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2024 and 2023.

	Year ended December 31, 2024			Year ended December 31, 2023
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (Cdn$)			64			—
Credit facility borrowings (US$)	—	—	—	220	1.368	301
Credit facility repayments (US$)	—	—	—	(220)	1.336	(294)
Net borrowings under credit facilities			64			7

Term loan facility net borrowings (US$) [1]	8	n/m	18	4,506	1.350	6,082
Term loan facility net repayments (US$)	(2,553)	1.352	(3,452)	(1,265)	1.340	(1,695)
Net repayments under term loan facility			(3,434)			4,387

Senior note issuances (Cdn$)			—			3,000
Senior note issuances (US$)	2,500	1.347	3,367	—	—	—
Total senior note issuances			3,367			3,000

Senior note repayments (Cdn$)			(1,100)			(500)
Senior note repayments (US$)	—	—	—	(1,350)	1.373	(1,854)
Total senior note repayments			(1,100)			(2,354)

Net issuance of senior notes			2,267			646

Net (repayment) issuance of long-term debt			(1,103)			5,040
[1] Borrowings under our term loan facility mature and are reissued regularly, such that until repaid, we maintain net outstanding borrowings equivalent to the then-current credit limit on the reissue dates.

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Long-term debt, beginning of year		40,855	31,733
Net (repayment) issuance of long-term debt		(1,103)	5,040
Long-term debt assumed	3	—	4,526
Increase in government grant liability related to Canada Infrastructure Bank facility		(39)	—
Loss (gain) on foreign exchange		2,094	(549)
Deferred transaction costs incurred		(52)	(31)
Amortization of deferred transaction costs		141	136

Long-term debt, end of year		41,896	40,855

Current		3,696	1,100
Long-term		38,200	39,755

Long-term debt, end of year		41,896	40,855

In April 2023, we assumed $4.55 billion principal amount of Shaw's senior notes upon closing the Shaw Transaction (see note 3), of which $500 million was repaid at maturity in November 2023 and $500 million was repaid at maturity in January 2024.

WEIGHTED AVERAGE INTEREST RATE
As at December 31, 2024, our effective weighted average interest rate on all debt and short-term borrowings, including the effect of all of the associated debt derivatives and interest rate derivatives, was 4.61% (2023 - 4.85%).
BANK CREDIT AND LETTER OF CREDIT FACILITIES
Our $4.0 billion revolving credit facility is available on a fully revolving basis until maturity and there are no scheduled reductions prior to maturity. The interest rate charged on borrowings from the revolving credit facility ranges from nil to 1.25% per annum over the bank prime rate or base rate, or 0.85% to 2.25% over the adjusted term Secured Overnight Financing Rate (SOFR) or Canadian Overnight Repo Rate Average (CORRA).

In April 2024, we amended our revolving credit facility to further extend the maturity date of the $3 billion tranche to April 2029, from January 2028, and the $1 billion tranche to April 2027, from January 2026.

In April 2023, we drew the maximum $6 billion on the term loan facility upon closing the Shaw Transaction (see note 3), consisting of $2 billion from each of the three tranches. The three tranches mature on April 3, 2026, 2027, and 2028, respectively. During the year ended December 31, 2023, we repaid $1,600 million of the tranche maturing on April 3, 2027. In February 2024, we used the proceeds from the issuance of US$2.5 billion of senior notes (see "Issuance of senior notes and related debt derivatives" below) to repay an additional $3.4 billion of the facility such that $1 billion remains outstanding under the April 2026 tranche.

The interest rate charged on borrowings from the term loan facility ranges from nil to 1.25% per annum over the bank prime rate or base rate, or 0.65% to 2.25% over the adjusted term SOFR or CORRA.

We have an $815 million senior unsecured non-revolving credit facility with a fixed 1% interest rate with Canada Infrastructure Bank. The credit facility can only be drawn upon to finance broadband service expansion projects to underserved communities under the Universal Broadband Fund. In 2023, we amended the terms of the facility to, among other things, increase the limit from $665 million. As at December 31, 2024, we had drawn $64 million on the credit facility and have recognized a government grant liability of $39 million related to this loan.

The benefit of a below-market loan from a government entity is accounted for as a government grant and is equal to the difference between (i) the present value of the cash flows at the time of borrowing based on a market interest rate and (ii) the proceeds received. We recognize the difference within "other current liabilities" (when the grant will be recognized within one year of the date of the financial statements) or "other long-term liabilities" on our Consolidated Statements of Financial Position. The liability is subsequently measured at amortized cost using the effective interest method. The interest expense on the liability will be represented by the accretion of the loan liability over time. The government grant will be recognized as a reduction of the interest expense over the term of the loan.

SENIOR AND SUBORDINATED NOTES AND DEBENTURES
We pay interest on all of our fixed-rate senior and subordinated notes and debentures on a semi-annual basis.

We have the option to redeem each of our fixed-rate senior notes and debentures, in whole or in part, at any time, if we pay the premiums specified in the corresponding agreements.

Each of our subordinated notes can be redeemed at par on their respective five-year anniversary or on any subsequent interest payment date. The subordinated notes are unsecured and subordinated obligations of RCI. Payment on these notes will, under certain circumstances, be subordinated to the prior payment in full of all of our senior indebtedness, including our senior notes, debentures, and bank credit facilities. In addition, upon the occurrence of certain events involving a bankruptcy or insolvency of RCI, the outstanding principal and interest of such subordinated notes would automatically convert into preferred shares.
ISSUANCE OF SENIOR NOTES AND RELATED DEBT DERIVATIVES
Below is a summary of the senior notes we issued in 2024 and 2023.

(In millions of dollars, except interest rates and discounts)					Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)
Date issued		Principal amount	Due date	Interest rate

2024 issuances
February 9, 2024	US	1,250	2029	5.000%	99.714%	1,684	20
February 9, 2024	US	1,250	2034	5.300%	99.119%	1,683	30

2023 issuances
September 21, 2023		500	2026	5.650%	99.853%	500	3
September 21, 2023		1,000	2028	5.700%	99.871%	1,000	8
September 21, 2023		500	2030	5.800%	99.932%	500	4
September 21, 2023		1,000	2033	5.900%	99.441%	1,000	12
[1]    Gross proceeds before transaction costs, discounts, and premiums.
[2]    Transaction costs, discounts, and premiums are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.

2025
In February 2025, we issued three tranches of subordinated notes, consisting of:
•US$1.1 billion due 2055 with an initial coupon of 7.00% for the first five years;
•US$1 billion due 2055 with an initial coupon of 7.125% for the first ten years; and
•$1 billion due 2055 with an initial coupon of 5.625% for the first five years.

Concurrent with these US dollar-denominated issuances, we entered into debt derivative to convert all interest and principal payment obligations to Canadian dollars. We received net proceeds of $4.0 billion from the issuances. We intend to use the proceeds to repay maturing senior notes and to partially fund the MLSE Transaction.

The US$1.1 billion and the Cdn$1 billion notes can be redeemed at par on their five-year anniversary or on any subsequent interest payment date. The US$1 billion notes can be redeemed at par on their ten-year anniversary or on any subsequent interest payment date. The subordinated notes are unsecured and subordinated obligations of RCI. Payment on these notes will, under certain circumstances, be subordinated to the prior payment in full of all of our senior indebtedness, including our senior notes, debentures, and bank credit facilities.

2024
In February 2024, we issued senior notes with an aggregate principal amount of US$2.5 billion, consisting of US$1.25 billion of 5.00% senior notes due 2029 and US$1.25 billion of 5.30% senior notes due 2034. Concurrent with the issuance, we also entered into debt derivatives to convert all interest and principal payment obligations to Canadian dollars. As a result, we received net proceeds of US$2.46 billion ($3.32 billion).

2023
In September 2023, we issued senior notes with an aggregate principal amount of $3 billion. As a result, we received net proceeds of $2.98 billion which we used for general corporate purposes, including the repayment of outstanding debt.

REPAYMENT OF SENIOR NOTES AND RELATED DERIVATIVE SETTLEMENTS
2024
During the year ended December 31, 2024, we repaid the entire outstanding principal of our $500 million 4.35% and $600 million 4.00% senior notes at maturity. There were no derivatives associated with these senior notes.

2023
During the year ended December 31, 2023, we repaid the entire outstanding principal of our $500 million 3.80% senior notes, which were assumed in the Shaw Transaction, at maturity. There were no derivatives associated with these senior notes. In addition, we repaid the entire outstanding principal of our US$850 million 4.10% senior notes and our US$500 million 3.00% senior notes, including the associated debt derivatives, at maturity. As a result, we repaid $2,188 million, net of $522 million received on settlement of the associated debt derivatives.
PRINCIPAL REPAYMENTS
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2024.

(In millions of dollars)
2025	3,696
2026	4,220
2027	4,750
2028	1,500
2029	4,299
Thereafter	24,421
Total long-term debt	42,886

TERMS AND CONDITIONS
As at December 31, 2024 and 2023, we were in compliance with all financial covenants and financial ratios in our long-term debt agreements. There were no financial leverage covenants in effect other than those under our bank credit and letter of credit facilities.

The 8.75% debentures due in 2032 contain debt incurrence tests and restrictions on additional investments, sales of assets, and payment of dividends, all of which are suspended in the event the public debt securities are assigned investment-grade ratings by at least two of three specified credit rating agencies. As at December 31, 2024, these public debt securities were assigned an investment-grade rating by each of the three specified credit rating agencies and, accordingly, these restrictions have been suspended as long as the investment-grade ratings are maintained. Our other senior notes do not have any of these restrictions, regardless of the related credit ratings. The repayment dates of certain debt agreements can also be accelerated if there is a change in control of RCI.